Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
25.	Subsequent events

In December 2024, the Group made a prepayment of US$3.3 million for acquisition of a property. The prepayment, which is also the total consideration, was included in “Prepayments and other assets, net” on the Consolidated Balance Sheets as of December 31, 2024. The transaction was settled in January 2025, and the property is recorded as “property” included in “Property, plant and equipment, net” on the Consolidated Balance Sheets.

On February 10, 2025, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company agreed to issue the US$5,000,000 senior 5% original issue discount convertible promissory notes (the “Notes”) to the investors in the principal amount of US$5,000,000, which are convertible into the Class A ordinary shares. The Notes carry a 5% original issue discount, and have a term of nine months from the original issuance date. No interest accrues during the term of the Notes unless an event of default occurs, in which case interest will accrue at a rate of 15% per annum or, if less, the highest amount permitted by law. Class A ordinary shares, par value US$0.0005625 per share, are issuable from time to time upon conversion under the Notes, and the Company issued additional 164,610 Class A ordinary shares as commitment shares for the issuance of the Notes.

On March 14, 2025, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company agreed to issue the US$5,000,000 senior 5% original issue discount convertible promissory notes (the “Notes”) to the investors in the principal amount of US$5,000,000, which are convertible into the Class A ordinary shares. The Notes carry a 5% original issue discount, and have a term of nine months from the original issuance date. No interest accrues during the term of the Notes unless an event of default occurs, in which case interest will accrue at a rate of 15% per annum or, if less, the highest amount permitted by law. Class A ordinary shares, par value US$0.0005625 per share, are issuable from time to time upon conversion under the Notes, and the Company issued 251,890 Class A ordinary shares as commitment shares for the issuance of the Notes.